Common Shareholders' Equity (Details 1)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 04, 2019 $ / shares	Apr. 17, 2019 $ / shares	Dec. 05, 2018 $ / shares	Apr. 11, 2018 $ / shares	Dec. 06, 2017 $ / shares
Interim dividend
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date	Dec. 26, 2019	Jan. 04, 2019	Jan. 05, 2018	Jan. 06, 2017
Dividend per Share | (per share)	$ 75.0000	$ 140.0000	$ 70.0000	$ 66.0000	$ 75		$ 140		$ 70
Year of dividend	2019	2018	2017	2016
Final dividend
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date		Apr. 29, 2019	Apr. 26, 2018	Apr. 26, 2017
Dividend per Share | (per share)		$ 358.33030	$ 108.88833	$ 110.32236		$ 358.33030		$ 108.88833
Year of dividend		2018	2017	2016